Variable Interest Entities (“VIEs”) (Details) ¥ in Thousands		12 Months Ended
	Jun. 14, 2018	Dec. 31, 2022	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Variable Interest Entities (“VIEs”) (Details) [Line Items]
Reduced percentage				49.00%
Foreign-invested enterprise equity interests				50.00%
Loan agreement		10 years
Power of attorney		10 years
Mutual agreement		1 year
Employee services percentage	10.00%
Financed interest percentage	90.00%
Participants agreed percentage		10.00%
Loan agreement percentage		90.00%
Loan agreements total amount (in Dollars) | $					$ 344,988	$ 184,815
Ordinary shares, returned (in Shares) | shares			280,000,000
Financing activities (in Yuan Renminbi) | ¥			¥ 266,901
Aggregate revenues		In the year ended December 31, 2022, aggregate revenues derived from these VIEs contributed 5.1% of the total consolidated net revenues, based on the corporate structure as of the end of 2022. As of December 31, 2022, the VIEs accounted for an aggregate of 3.3% of the consolidated total assets.
Xinbao Investment [Member]
Variable Interest Entities (“VIEs”) (Details) [Line Items]
Equity interests				51.00%